Schedule of Investments
September 30, 2019
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–45.49%
Collateralized Mortgage Obligations–20.68%
Fannie Mae ACES
2.76%, (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$973,991	$973,476
3.27%, 01/25/2029	5,000,000	5,457,403
Fannie Mae REMICs
3.00%, 10/25/2025	60,992	61,039
2.50%, 03/25/2026	86,105	85,871
7.00%, 09/18/2027	179,685	197,844
1.50%, 01/25/2028	3,126,558	3,073,970
6.50%, 03/25/2032	547,775	626,268
5.75%, 10/25/2035	200,938	220,983
2.32%, (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	1,882,390	1,877,929
4.25%, 02/25/2037	271,077	275,334
2.47%, (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	982,278	968,953
2.42%, (1 mo. USD LIBOR + 0.40%), 06/25/2038(a)	1,180,732	1,181,579
6.59%, 06/25/2039(b)	2,542,562	2,947,765
4.00%, 02/25/40 to 07/25/40	1,695,300	1,798,594
2.52%, 03/25/40 to 05/25/41	2,242,212	2,253,796
2.57%, (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	1,826,322	1,836,517
2.54%, (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	1,858,709	1,866,220
2.55%, (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	1,673,217	1,670,206
2.71%, (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	3,309,146	3,309,522
2.65%, (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	3,944,039	3,937,661
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series K714, Class A2, 3.03%, 10/25/2020(b)	8,804,274	8,859,928
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	5,109,670
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	5,272,238
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	5,030,472
Series K093, Class A1, 2.76%, 12/25/2028	1,988,465	2,080,698
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	5,327,704
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs
3.00%, 04/15/2026	$90,807	$90,777
2.53%, 12/15/35 to 03/15/40	3,719,319	3,739,136
2.33%, 03/15/36 to 09/15/44	8,908,825	8,822,955
2.58%, (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	2,454,920	2,445,669
2.40%, (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	994,932	994,245
2.43%, 05/15/37 to 06/15/37	1,852,858	1,847,785
2.89%, (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	516,208	526,877
2.48%, 03/15/40 to 02/15/42	5,799,907	5,813,207
2.58% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	1,932,680	1,921,412
Series 2016-2, Class M3, 3.50%, 05/25/2047	1,440,042	1,459,844
		93,963,547
Federal Home Loan Mortgage Corp. (FHLMC)–7.36%
4.50%, 09/01/2020 to 08/01/2041	6,046,391	6,591,435
6.50%, 02/01/2021 to 12/01/2035	1,722,284	1,957,584
6.00%, 03/01/2021 to 07/01/2038	184,813	204,316
10.00%, 03/01/2021	270	271
9.00%, 06/01/2021 to 06/01/2022	5,734	5,744
7.00%, 12/01/2021 to 11/01/2035	2,197,588	2,494,635
8.00%, 12/01/2021 to 02/01/2035	460,926	485,273
7.50%, 09/01/2022 to 06/01/2035	714,080	805,253
8.50%, 11/17/2022 to 08/01/2031	133,822	142,263
5.50%, 12/01/2022	18,239	18,370
3.50%, 08/01/2026	449,629	465,316
3.00%, 05/01/2027 to 02/01/2032	4,929,480	5,065,760
7.05%, 05/20/2027	71,618	76,869
6.03%, 10/20/2030	637,521	719,596
5.00%, 01/01/2037 to 01/01/2040	914,379	1,011,516

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
ARM,
4.65%, (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	$2,324,687	$2,452,510
4.65%, (1 yr. USD LIBOR + 1.88%), 07/01/2036(a)	2,064,679	2,175,311
4.18%, (1 yr. USD LIBOR + 1.55%), 10/01/2036(a)	1,134,859	1,186,314
4.72%, (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	81,229	85,832
4.85%, (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	535,584	565,885
5.20%, (1 yr. USD LIBOR + 2.01%), 01/01/2038(a)	20,438	21,518
4.72%, (1 yr. USD LIBOR + 1.84%), 07/01/2038(a)	641,289	678,851
4.62%, (1 yr. USD LIBOR + 1.79%), 06/01/2043(a)	922,383	962,834
2.88%, (1 yr. USD LIBOR + 1.64%), 01/01/2048(a)	5,209,772	5,296,678
		33,469,934
Federal National Mortgage Association (FNMA)–12.59%
5.00%, 03/01/2020 to 12/01/2033	155,575	164,420
7.00%, 08/01/2020 to 06/01/2036	1,915,661	2,065,938
8.00%, 02/01/2021 to 10/01/2037	2,079,039	2,427,245
8.50%, 02/01/2021 to 08/01/2037	603,220	678,329
5.50%, 03/01/2021 to 05/01/2035	1,024,644	1,159,002
6.00%, 08/01/2021 to 10/01/2038	1,138,260	1,290,070
6.50%, 02/01/2022 to 11/01/2037	1,649,885	1,840,607
7.50%, 11/01/2022 to 08/01/2037	3,188,347	3,638,374
6.75%, 07/01/2024	147,925	164,876
4.50%, 11/01/2024 to 12/01/2048	12,742,867	13,635,093
6.95%, 10/01/2025	13,433	13,548
3.50%, 03/01/2027 to 08/01/2027	5,775,324	5,981,244
3.00%, 05/01/2027 to 07/01/2032	9,185,115	9,460,590
4.00%, 12/01/2048	8,682,692	9,187,555
Principal Amount		Value
Federal National Mortgage Association (FNMA)–(continued)
ARM,
4.76%, (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	$1,403,807	$1,488,573
4.69%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(a)	182,065	192,256
4.63%, (1 yr. USD LIBOR + 1.72%), 03/01/2038(a)	39,115	41,159
4.68%, (1 yr. USD LIBOR + 1.75%), 02/01/2042(a)	408,139	422,557
2.19%, (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	1,573,715	1,606,186
2.59%, (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	1,696,917	1,746,120
		57,203,742
Government National Mortgage Association (GNMA)–4.86%
6.50%, 07/15/2020 to 09/15/2034	2,419,058	2,662,331
6.00%, 09/15/2020 to 08/15/2033	514,728	562,148
7.50%, 09/15/2022 to 10/15/2035	1,546,623	1,728,627
8.00%, 01/15/2023 to 01/15/2037	899,918	1,022,677
7.00%, 04/15/2023 to 12/15/2036	672,413	740,285
5.00%, 02/15/2025	125,415	134,159
8.50%, 02/15/2025 to 01/15/2037	132,275	137,875
6.95%, 08/20/2025 to 08/20/2027	143,556	143,751
6.38%, 10/20/2027 to 02/20/2028	193,425	206,613
6.10%, 12/20/2033	3,184,195	3,605,305
5.71%, 08/20/2034(b)	916,051	1,025,143
5.88%, 01/20/2039(b)	3,183,477	3,594,686
2.83%, (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	968,893	986,566
4.49%, 07/20/2041(b)	698,945	756,514
3.96%, 09/20/2041(b)	2,267,373	2,324,308
2.29%, (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	421,399	420,623
3.50%, 10/20/2042	1,966,297	2,028,573
		22,080,184
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $202,607,323)		206,717,407
U.S. Treasury Securities–40.66%
U.S. Treasury Bills–0.26%
1.80% - 2.03%, 12/19/2019(c)	1,165,000	1,160,575
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
U.S. Treasury Bonds–14.93%
5.38%, 02/15/2031	$3,800,000	$5,241,254
3.38%, 05/15/2044	6,000,000	7,480,781
3.00%, 05/15/2045	7,000,000	8,249,473
2.88%, 08/15/2045	750,000	865,078
3.00%, 11/15/2045	3,000,000	3,541,933
2.50%, 05/15/2046	6,000,000	6,468,398
2.25%, 08/15/2046	6,550,000	6,723,601
3.00%, 05/15/2047	7,300,000	8,658,627
2.75%, 08/15/2047	10,000,000	11,329,883
2.75%, 11/15/2047	5,500,000	6,235,840
3.13%, 05/15/2048	2,500,000	3,041,699
		67,836,567
U.S. Treasury Inflation — Indexed Notes–1.52%
0.13%, 04/15/2021(d)	2,164,980	2,142,673
0.63%, 04/15/2023(d)	2,685,462	2,709,382
0.50%, 04/15/2024(d)	2,034,480	2,061,619
		6,913,674
U.S. Treasury Notes–23.95%
1.38%, 01/31/2021	2,900,000	2,885,160
2.63% - 3.13%, 05/15/2021	4,100,000	4,175,817
2.13%, 08/15/2021	2,700,000	2,722,148
2.00%, 10/31/2021	2,500,000	2,517,871
2.00%, 11/15/2021	3,300,000	3,325,524
2.00%, 12/31/2021	3,000,000	3,024,902
2.00%, 07/31/2022	2,000,000	2,023,594
1.63%, 08/31/2022	5,000,000	5,005,371
1.50%, 09/15/2022	5,000,000	4,991,211
1.63%, 11/15/2022	2,000,000	2,003,320
2.00%, 11/30/2022	2,700,000	2,734,699
2.38%, 01/31/2023	2,000,000	2,051,211
1.63%, 04/30/2023	4,000,000	4,006,641
1.63% - 2.75%, 05/31/2023	7,700,000	7,966,068
1.63%, 10/31/2023	625,000	626,550
2.13%, 11/30/2023	5,500,000	5,622,139
2.63%, 12/31/2023	12,000,000	12,520,547
2.13%, 03/31/2024	4,000,000	4,097,734
2.00%, 05/31/2024	2,500,000	2,550,635
2.13%, 07/31/2024	3,000,000	3,077,930
2.25%, 11/15/2024	5,000,000	5,166,016
2.88%, 05/31/2025	4,000,000	4,276,719
2.88%, 11/30/2025	2,500,000	2,685,107
2.63%, 12/31/2025	4,000,000	4,240,469
1.50%, 08/15/2026	5,250,000	5,208,371
2.38%, 05/15/2027	1,000,000	1,053,887
2.25%, 11/15/2027	3,000,000	3,138,984
2.38%, 05/15/2029	2,600,000	2,762,195
1.63%, 08/15/2029	2,400,000	2,389,219
		108,850,039
Total U.S. Treasury Securities (Cost $172,931,122)		184,760,855
Principal Amount		Value

Asset-Backed Securities–9.75%(e)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.97%, 09/15/2048(b)	$15,992,478	$657,291
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.22%, 01/25/2035(b)	428,013	445,063
Chase Mortgage Finance Corp.,
Series 2016-1, Class M3, 3.75%, 04/25/2045(b)(f)	2,062,309	2,114,062
Series 2016-2, Class M3, 3.75%, 12/25/2045(b)(f)	2,436,208	2,508,009
Commercial Mortgage Trust,
Series 2015-CR23, Class CMB– Class CMB, 3.81%, 05/10/2048(b)(f)	4,740,000	4,765,358
Series 2015-CR24, Class B, 4.52%, 08/10/2048(b)	6,200,000	6,778,209
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55% (1 mo. USD LIBOR + 2.55%), 02/25/2039(a)	3,796,994	3,865,210
Galton Funding Mortgage Trust, Series 2018-2, Series A41, 4.50%, 10/25/2058(b)(f)	3,085,797	3,170,015
JP Morgan Mortgage Trust, Series 2018-8, Class A15– Class A15, 4.00%, 01/25/2049(b)(f)	2,277,986	2,290,209
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.77% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(f)	3,561,539	3,559,870
Starwood Mortgage Residential Trust, Series IMC2, Class A3, 4.38%, 10/25/2048(b)(f)	3,722,390	3,811,493
Towd Point Mortgage Trust, Series 2015-1, Class AES, 3.00%, 10/25/2053(b)(f)	935,454	937,507
Verus Securitization Trust, Series 2018-3, Class A-2, 4.18%, 10/25/2058(b)(f)	3,094,416	3,136,579
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, 4.25%, 05/15/2048(b)	5,900,000	6,263,996
Total Asset-Backed Securities (Cost $43,205,984)		44,302,871
U.S. Government Sponsored Agency Securities–1.82%
Federal Home Loan Bank (FHLB)–1.38%
Federal Home Loan Bank, 3.38%, 06/12/2020	6,220,000	6,284,874
Tennessee Valley Authority (TVA)–0.44%
Tennessee Valley Authority, 1.88%, 08/15/2022	2,000,000	2,010,752
Total U.S. Government Sponsored Agency Securities (Cost $8,262,291)		8,295,626
U.S. Dollar Denominated Bonds & Notes–1.33%
Other Diversified Financial Services–0.36%
Private Export Funding Corp., Series BB, 4.30%, 12/15/2021	1,540,000	1,620,256
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Sovereign Debt–0.97%
Israel Government AID Bond, 5.13%, 11/01/2024	$3,800,000	$4,410,514
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,349,785)		6,030,770
	Shares
Money Market Funds–0.74%
Invesco Government & Agency Portfolio,Institutional Class, 1.83% (Cost $3,359,999)(g)	3,360,000	3,360,000
TOTAL INVESTMENTS IN SECURITIES–99.79% (Cost $435,716,504)		453,467,529
OTHER ASSETS LESS LIABILITIES—0.21%		946,453
NET ASSETS–100.00%		$454,413,982
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2019.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount of security and interest payments are adjusted for inflation.
(e)	Non-U.S. government sponsored securities.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $26,293,102, which represented 5.79% of the Fund’s Net Assets.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	275	December-2019	$59,262,500	$(163,826)	$(163,826)
U.S. Treasury 5 Year Notes	36	December-2019	4,289,344	21,289	21,289
U.S. Treasury 10 Year Notes	77	December-2019	10,034,062	(46,917)	(46,917)
U.S. Treasury Ultra Bonds	68	December-2019	13,049,625	(537,626)	(537,626)
Subtotal—Long Futures Contracts				(727,080)	(727,080)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	50	December-2019	(7,120,312)	124,706	124,706
Total Futures Contracts				$(602,374)	$(602,374)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$206,717,407	$—	$206,717,407
U.S. Treasury Securities	—	184,760,855	—	184,760,855
Asset-Backed Securities	—	44,302,871	—	44,302,871
U.S. Government Sponsored Agency Securities	—	8,295,626	—	8,295,626
U.S. Dollar Denominated Bonds & Notes	—	6,030,770	—	6,030,770
Money Market Funds	3,360,000	—	—	3,360,000
Total Investments in Securities	3,360,000	450,107,529	—	453,467,529
Other Investments - Assets*
Futures Contracts	145,995	—	—	145,995
Other Investments - Liabilities*
Futures Contracts	(748,369)	—	—	(748,369)
Total Other Investments	(602,374)	—	—	(602,374)
Total Investments	$2,757,626	$450,107,529	$—	$452,865,155

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund